Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,126,072)	$ (7,525,821)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock-based compensation expense	151,150
Depreciation and amortization	262,418	23,029
Non-cash stock issuance		262,501
Provision for doubtful accounts	22,769	14,600
Provision for standby letter of credit		750,000
Loss on conversion of warrant liability to stock	3,505,300
Fair value adjustment of common stock warrants	(5,508,272)	3,095,700
Changes in operating assets and liabilities:
Accounts receivable-trade	(581,889)	(870,563)
Accounts receivable-other	20,578	(21,697)
Due to/from related parties	1,146,919	273,418
Inventory	24,999	(24,999)
Other current assets	274,203	(373,074)
Deposits	462,828	(515,000)
Accounts payable-trade	2,786,182	946,939
Accrued liabilities	(401,656)	527,962
Deferred revenue	(48,130)	48,130
Customer deposits	(475,600)	754,545
Net cash used for operating activities	(1,484,273)	(2,634,330)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(36,667)	(129,530)
Purchases of intangible assets	(44,710)	(462,515)
Purchase of business, net of cash acquired		(50,000)
Decrease (increase) in restricted cash	1,049,993	(1,100,000)
Net cash provided by (used for) investing activities	968,616	(1,742,045)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loan from officer		(489,899)
Issuance of common stock, preferred stock and warrants pursuant to Business Combination and Financing (see Note 17)		16,000,000
Issuance of common stock and warrants		1,000,000
Payment of costs related to Business Combination and Financing (see Note 17)		(12,214,875)
Cash from business acquired pursuant to the Business Combination		212,640
Member distributions prior to Business Combination		(309,015)
Payments on capital lease obligations	(180,324)
Net cash provided by financing activities	(180,324)	4,198,851
Net decrease in cash	(695,981)	(177,524)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at the beginning of the year	1,288,495	1,466,019
Cash and cash equivalents at the end of the year	592,514	1,288,495
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	607,969	22,334
Supplemental disclosure of non-cash financing activities:
Intangible assets acquired through acquisition of Tempus Jets, Inc.	500,000
Issuance of stock for exercise of warrants	9,137,643
Initial fair value of common stock warrant liability		8,147,100
Aircraft acquired under capital lease	$ 6,015,505